Selected Quarterly Financial Data (Unaudited)	6 Months Ended
Dec. 31, 2020
Quarterly Financial Data [Abstract]
Selected Quarterly Financial Data (Unaudited)	SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
Selected summarized quarterly financial information for 2020 and 2019 is as follows (in thousands, except per share amounts):

Year Ended June 30, 2020	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$65,167	$176,297	$148,605	$141,447
(Loss) income from operations	(1,410)	57,435	40,443	35,862
Net (loss) income	(1,688)	39,070	23,716	20,049
Net (loss) income per share:
Basic	$(0.05)	$(0.56)	$0.23	$0.15
Diluted	$(0.05)	$(0.56)	$0.17	$0.13

Year Ended June 30, 2019	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$55,921	$119,938	$87,211	$74,399
Income from operations	3,739	45,685	29,599	17,265
Net income	2,792	34,663	22,238	12,886
Net income per share:
Basic	$—	$0.37	$0.22	$0.11
Diluted	$—	$0.26	$0.17	$0.09